SHARE-BASED COMPENSATION (Details 2) (RSUs, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Options
Shares granted to employees	283,862	1,361,623	1,400,237
Total unrecognized share-based compensation costs	$ 10,647,260	$ 4,900,000	$ 3,700,000
Total recognized compensation cost	3,766,686	2,321,143	0
Weighted-average period of recognition of compensation expense	1 year 5 months 23 days
Number of Shares
Unvested at the beginning of the period (in shares)	2,077,640
Granted (in shares)	283,862	1,361,623	1,400,237
Vested (in shares)	(625,003)
Forfeited (in shares)	(126,280)
Unvested at the end of the period (in shares)	1,610,219	2,077,640
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 4.32
Granted (in dollars per share)	$ 27.57
Vested (in dollars per share)	$ 4.70
Forfeited (in dollars per share)	$ 5.60
Unvested at the end of the period (in dollars per share)	$ 7.76	$ 4.32
Total fair value of shares vested	$ 2,965,491	$ 1,944,483	$ 1,007,340
Minimum
Share Options
Vesting period	1 year
Maximum
Share Options
Vesting period	4 years